INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Summarized Statement of Financial Position (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	£ 11,803,000	£ 2,051,000	£ 161,000
Total current assets	155,921,000	8,864,000
Trade payables	15,245,000	936,000
Total current liabilities	54,679,000	4,406,000
Non-current
Tangible fixed assets	111,604,000	10,524,000
Total non-current assets	131,778,000	23,779,000
Net assets	65,403,000	£ 691,000
Pluto Digital PLC
Current
Cash and cash equivalents	1,759,000
Other current assets (excluding cash)	335,000
Total current assets	2,094,000
Trade payables	88,000
Other current liabilities (excluding trade payables)	1,494,000
Total current liabilities	1,582,000
Non-current
Tangible fixed assets	49,000
Investments and other non-current assets	56,000,000
Total non-current assets	56,049,000
Financial liabilities	2,807,000
Total non-current liabilities	2,807,000
Net assets	£ 53,754,000